Short-Term Government Securities Fund
Short-Term Government Securities Fund Fund Summaries   |  Inception: May 1, 1995
Investment Objective
The Short-Term Government Securities Fund seeks a high level of current income from investments in a portfolio of securities backed by the full faith and credit of the U.S. Government.
Fees and Expenses
The table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Short-Term Government Securities Fund Short-Term Government Securities Fund
Sales Charge on Purchases	none
Sales Charge on Reinvested Dividends	none
Deferred Sales Charge on Redemptions	none
Redemption Fee	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Short-Term Government Securities Fund Short-Term Government Securities Fund
Management Fees	0.45%
Other Expenses	0.37%
Total Annual Fund Operating Expenses	0.82%
Fee Waiver and/or Expense Reimbursement	(0.07%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.75%	[1]
[1]	RE Advisers has contractually agreed, through at least May 1, 2020, to limit the Fund's operating expenses to an amount not to exceed 0.75%. Operating expenses exclude interest; taxes; brokerage commissions; other expenditures that are capitalized in accordance with generally accepted accounting principles; other extraordinary expenses not incurred in the ordinary course of the Fund's business; and the fees and expenses associated with an investment in (i) an investment company or (ii) any company that would be an investment company under Section 3(a) of the Investment Company Act of 1940, as amended (the "1940 Act"), but for the exceptions to that definition provided for in Sections 3(c)(1) and 3(c)(7) of the 1940 Act. This waiver agreement will terminate immediately upon termination of the Fund's Management Agreement and may be terminated by the Fund or RE Advisers with one year's notice.

Expense Example

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except for any expense reimbursement which is only in effect during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 YR	3 YR	5 YR	10 YR
Short-Term Government Securities Fund | Short-Term Government Securities Fund | USD ($)	77	255	448	1,007

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 40% of the average value of its portfolio.

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets (plus borrowing for investment purposes) in fixed-income securities whose principal and interest payments are guaranteed by the U.S. Government. These investments may include:

  U.S. Treasury securities
  securities issued by U.S. Government agencies and instrumentalities other securities whose principal and interest payments are guaranteed by the U.S. Government.

In addition, the dollar-weighted average portfolio maturity of the Fund, under normal circumstances, is expected to be three years or less.

The Fund may also invest in other types of securities, including municipal bonds, mortgage pass-through securities, collateralized mortgage obligations ("CMOs"), commercial paper, asset-backed securities, corporate bonds and money market securities.

In selecting the portfolio holdings for the Fund, RE Advisers considers, among other factors, its outlook for the economy, monetary policy, interest rates and, to a lesser extent, credit spreads.

Principal Risks

As with all investments, you may lose money by investing in the Fund. Other principal risks of investing in the Fund include:

U.S. Government Securities Risk  The risk that the value of U.S. Government securities can decrease due to changes in interest rates or changes to the financial condition or credit rating of the U.S. Government.

Debt Securities Risks

Credit risk: The risk that an issuer or counterparty will fail to pay its obligations to the Fund when they are due. As a result, the Fund's income might be reduced, the value of the Fund's investment might fall, and/or the Fund could lose the entire amount of its investment. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social or political conditions that affect a particular type of security or other instrument or an issuer, and changes in economic, social or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security's or other instrument's credit quality or value and an issuer's or counterparty's ability to pay interest and principal when due. The values of lower-quality debt securities (commonly known as "junk bonds") tend to be particularly sensitive to these changes. The values of securities also may decline for a number of other reasons that relate directly to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services, as well as the historical and prospective earnings of the issuer and the value of its assets.

Extension risk: The risk that if interest rates rise, repayments of principal on certain debt securities, including, but not limited to, mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.

Interest rate risk: The risk that debt instruments will change in value because of changes in interest rates. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to changes in interest rates than a similar instrument with a shorter duration. Bonds and other debt instruments typically have a positive duration. The value of a debt instrument with positive duration will generally decline if interest rates increase.

Income Risk  The Fund's income may decline due to falling interest rates or other factors. Issuers of securities held by the Fund may call or redeem the securities during periods of falling interest rates, and the Fund would likely be required to reinvest in securities paying lower interest rates. If an obligation held by the Fund is prepaid, the Fund may have to reinvest the prepayment in other obligations paying income at lower rates.

Market Risk  The risk that markets will perform poorly or that the returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of investments. Markets may, in response to governmental actions or intervention, political, economic or market developments, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices. Certain securities may be difficult to value during such periods. These risks may be heightened for fixed income securities in low interest rate environments.

Issuer Risk  The risk that the value of a security may decline because of adverse events or circumstances that directly relate to the issuer.

Asset-Backed and Mortgage-Backed Securities Risk  The risk that defaults, or perceived increases in the risk of defaults, on the obligations underlying asset-backed and mortgage-backed securities, including mortgage pass-through securities and CMOs, significant credit downgrades and illiquidity may impair the value of the securities. These securities also present a higher degree of prepayment risk (when repayment of principal occurs before scheduled maturity resulting in the Fund having to reinvest proceeds at a lower interest rate) and extension risk (when rates of repayment of principal are slower than expected, which may lock in a below-market interest rate, increase the security's duration, and reduce the value of the security) than do other types of fixed income securities. Enforcing rights against the underlying assets or collateral may be difficult, and the underlying assets or collateral may be insufficient if the issuer defaults.

Municipal Bond Risk   Factors unique to the municipal bond market may negatively affect the value of the Fund's investment in municipal bonds. The Fund may invest in a group of municipal obligations that are related in such a way that an economic, business, or political development affecting one would also affect the others. In addition, the municipal bond market, or portions thereof, may experience substantial volatility or become distressed, and individual bonds may go into default, which would lead to heightened risks of investing in municipal bonds generally. The ability of municipalities to meet their obligations will depend on the availability of tax and other revenues, economic, political and other conditions within the state and municipality, and the underlying fiscal condition of the state and municipality.

Commercial Paper Risk Investments in commercial paper are subject to the risk that the issuer cannot issue enough new commercial paper to satisfy its obligations with respect to its outstanding commercial paper, also known as rollover risk. Commercial paper is generally unsecured, which increases the credit risk associated with this type of investment. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities. The value of commercial paper will tend to fall when interest rates rise and rise when interest rates fall.

Corporate Bond Risk  Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to factors such as interest rates, market perception of the creditworthiness of the issuer and general market liquidity.

Money Market Securities Risk  The value of a money market instrument typically will decline during periods of rising interest rates, and can also decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral assets, or changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Money market funds are not designed to offer capital appreciation. Certain money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability of investors to redeem shares if such fund's liquidity falls below required minimums, which may adversely affect the Fund's returns or liquidity.

Manager Risk  The risk that the manager's decisions, including security selection, will cause the Fund to underperform relative to the Fund's peers. There can be no assurance that the manager's investment techniques and decisions will produce the desired results. The Fund's ability to achieve its investment objective is dependent upon the manager's ability to identify profitable investment opportunities for the Fund. The past experience of the portfolio manager, including with other strategies and funds, does not guarantee future results for the Fund.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting homesteadfunds.com or by calling 800.258.3030.

Calendar Year Total Returns Total Returns (%)

During the periods shown in the chart, the Fund's best and worst quarters were as follows:
Best Quarter:
Q4 2016	1.17%
Worst Quarter:
Q4 2016	-1.07%

Average Annual Total Returns periods ended 12/31/18

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as IRAs or employer-sponsored retirement plans.

Average Annual Total Returns - Short-Term Government Securities Fund	1 YR	5 YR	10 YR
Short-Term Government Securities Fund | Returns before taxes	1.20%	0.83%	1.23%
Short-Term Government Securities Fund | Returns after taxes on distributions	0.63%	0.39%	0.67%
Short-Term Government Securities Fund | Returns after taxes on distributions and sale of fund shares	0.71%	0.44%	0.73%
ICE BofA Merrill Lynch 1-5 Year U.S. Treasury Index (reflects no deduction for fees, expenses, or taxes)	1.52%	1.09%	1.33%

For the Fund's current yield, call 800.258.3030.